Marketable Securities (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Marketable Securities
Marketable Securities, Beginning	$ 393,481
Additions	253,394
Disposals	(15,214)
Fair value adjustment	(258,689)
Marketable Securities, Ending	$ 372,972